Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories

(4)Inventories

Inventories by major category consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$

Raw materials	788,852	577,314	93,046
Work-in-progress	370,811	389,570	62,787
Finished goods	1,005,239	1,132,198	182,478
Total inventories	2,164,902	2,099,082	338,311

Inventory write-downs due to the lower of cost or market assessment amounted to RMB 665,416, RMB4,958 and RMB 4,208 (US$ 678) for the years ended December 31, 2012, 2013 and 2014, respectively, and recorded as cost of revenues in the consolidated statements of comprehensive loss.